SHARE-BASED COMPENSATION - Fair Value Assumptions - Restricted Shares (Details) - Restricted shares	1 Months Ended
	Aug. 31, 2020 $ / shares	Aug. 31, 2019 $ / shares	Aug. 31, 2018 $ / shares	Aug. 31, 2020 ¥ / shares	Aug. 31, 2019 ¥ / shares	Aug. 31, 2018 ¥ / shares
Fair value assumptions
Volatility (as a percent)	59.23%	63.22%	71.85%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Share price at grant date | (per share)	$ 10.1475	$ 5.02375	$ 3.125	¥ 70.5	¥ 34.6	¥ 21.3
Minimum
Fair value assumptions
Risk-free rate of return (as a percent)	0.14%	1.67%	2.047%
Expected term	1 year	1 year	1 year
Maximum
Fair value assumptions
Risk-free rate of return (as a percent)	0.19%	1.88%	2.418%
Expected term	3 years	3 years	3 years